Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	[1]	16,250,000	15,000,000	15,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	16,250,000	15,000,000	15,000,000

[1]	Giving retroactive effect to the issuance of ordinary shares effected which are detailed in Note 12.